Ordinary and Preferred Shares	12 Months Ended
Dec. 31, 2012
Ordinary and Preferred Shares

Note 21. Ordinary and Preferred Shares

Ordinary shares

The Company’s authorized, issued and outstanding ordinary shares consist of the following:

	December 31, 2011
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Class A shares (“Class A shares”)	50,437,500	16,200,000	16,200,000	$212
Class B1 shares (“Class B1 shares”)	37,828,125	9,316,224	9,316,224	125
Class B2 shares (“Class B2 shares”)	12,609,375	3,283,776	3,283,776	44
Class C shares (“Class C shares”)	11,250,000	—	—	—
Class E shares (“Class E shares”)	50,437,500	7,200,000	7,200,000	95
Ordinary shares	50,437,500	—	—	—

Total	213,000,000	36,000,000	36,000,000	$476

	December 31, 2012
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,385,951	54,019,154	$722

Total	120,000,000	54,385,951	54,019,154	$722

The pertinent rights and privileges of holders of ordinary shares are as follows:

Preemptive rights: Each holder of the ordinary shares has in principle preemptive rights in respect of all ordinary share issuances or grants or the rights to subscribe for ordinary shares, in proportion to the aggregate nominal value of ordinary shares held by such holder. Shareholders, however, have no preemptive rights in respect of the issuance of ordinary shares, or the grant of the right to subscribe for ordinary shares, which are issued or granted for a consideration other than cash, which are issued or granted to employees of the Company or of a group company of the Company, or in respect of the issuance of ordinary shares to any person who exercises a previously existing right to subscribe for ordinary shares. The general meeting of shareholders, however, resolved to restrict or exclude preemptive rights in respect of the issuance of ordinary shares and the grant of the right to subscribe for ordinary shares.

Liquidation rights: From the balance of the Company’s assets after payment of all debts and the costs of the liquidation will be paid first, to the extent possible, to the holders of the preference shares outstanding (if issued), the amount due on the preference shares, increased by a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the management board, subject to the approval of the supervisory board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions, calculated over each year or part of a year of the period commencing on the first day following the period over which the last distribution on the preference shares was paid and ending on the day of the payment on the preference shares. The previous sentence does not apply if the preference shares outstanding were issued and paid at the expense of the Company’s reserves. The balance remaining thereafter will be distributed to the holders of ordinary shares. All distributions on ordinary shares will be made in proportion to the number of ordinary shares held by each shareholder.

Voting rights: Each of the ordinary shares is entitled to one vote. Decisions of the general meeting of shareholders are taken by an absolute majority of valid votes cast, except where the laws of the Netherlands or the articles of association provide otherwise.

Distributions rights: The Company makes distributions to shareholders only to the extent that the Company’s equity exceeds the amount of the paid-in and called-up part of the issued share capital, increased by the reserves that are required to be maintained pursuant to the provisions of Dutch law or the articles of association. The management board determines, subject to the approval of the supervisory board, what portion of the profits will be reserved. Any profits remaining after payment of the preferred dividend on the preference shares, if issued, and reservation of profits will be put at the disposal of the general meeting of shareholders. The preference shares, if issued, would be entitled to receive annual preferential dividends of €1,000 in aggregate if the preference shares are fully paid up at the expense of the Company‘s reserves or, in other cases, of a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the management board, subject to the approval of the supervisory board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions. Distributions on the preference shares are calculated over the paid-up part of their nominal value.

Dividends restrictions: The credit facility (Note 12) contains restrictions that limit the Company’s ability to make distributions to shareholders.

Treasury shares

On August 24, 2012 the Company repurchased 370,925 of its own ordinary shares for $3,869 with the intention of holding them in treasury to re-issue them in the future. Upon exercise of share options on November 15, 2012, the Company re-issued 4,128 of these treasury shares. As at December 31, 2012 there were 366,797 shares held in treasury at a carrying value of $3,826.

Preferred shares

The Company’s authorized, issued and outstanding preferred shares consist of the following:

	December 31, 2011
	Shares Authorized	Shares Issued	Shares Outstanding	Carrying value
Class D preferred shares	12,000,000	12,000,000	12,000,000	$191,954

Total	12,000,000	12,000,000	12,000,000	$191,954

	December 31, 2012
	Shares Authorized	Shares Issued	Shares Outstanding	Carrying value
Preferred shares	120,000,000	—	—	$—

Total	120,000,000	—	—	$—

As of December 31, 2011, the Company classified its 12,000,000 Class D preferred shares outside of shareholders’ equity (deficit) because the shares contained certain redemption features that were not solely within the Company’s control. The 12,000,000 Class D preferred shares were converted into 12,000,000 ordinary shares upon the closing of the Company’s initial public offering as described below.

Initial public offering

AVG publicly filed its initial Form F-1 with the SEC on January 13, 2012 and on February 1, 2012 closed its initial public offering of 8,000,000 ordinary shares at an offering price of $16.00 per share. AVG offered 4,000,000 ordinary shares and the selling shareholders offered 4,000,000 ordinary shares. AVG did not receive any proceeds from the sale of the ordinary shares by the selling shareholders other than the proceeds from options which were exercised by certain selling shareholders in connection with the initial public offering. The initial public offering resulted in net proceeds to AVG of $52,698, after deducting underwriting discounts, commissions and offering expenses paid by AVG, net of income tax benefit. The right that was granted to the underwriters to purchase up to 1,200,000 ordinary shares from certain of the selling shareholders within 30 days of the initial public offering to cover over-allotments was not exercised.

Costs (net of income tax benefit of $1,703) of $11,302 directly associated with the initial public offering have been recorded as a reduction of the proceeds received in determining the amount to be recorded in additional paid-in capital. These costs were capitalized and recorded as prepaid share issuance cost prior to the closing of the initial public offering.

On February 7, 2012, upon the closing of the initial public offering, the Company’s Articles of Association were amended and restated in their entirety. As a result of this amendment, the authorized capital of the Company changed to €2,400,000 (prior to the amendment €2,250,000). The authorized capital is comprised of 240,000,000 shares with a nominal value of €0.01 per share and is divided into 120,000,000 ordinary shares and 120,000,000 preferred shares.

Upon the closing of the initial public offering, class A, B1, B2 and E shares were automatically converted into 36,000,000 ordinary shares with all special rights associated with the existing classes of shares ceasing to be applicable. Class D preferred shares were converted into 12,000,000 ordinary shares, with all special rights associated with Class D preferred shares ceasing to be applicable. In connection with this conversion, the accrued and unpaid dividends on Class D preferred shares of $2,555 were paid in cash. The Class D preferred shares carrying value was reclassified from the mezzanine section of the balance sheet to shareholders’ deficit.

On February 7, 2012, the Company issued 2,382,591 ordinary shares as a result of the exercise of the same number of share options.

Upon the exercise of the same number of share options, the Company issued 1,920 and 1,440 ordinary shares on May 15, 2012 and June 6, 2012, respectively.